Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 54.8	$ 43.4
Calls/ Maturities/ Paydowns	13.8	(24.3)
Purchases	67.2	35.0
Sales	(11.0)	0.0
Net Realized (Gain)/Loss on Sales	(13.2)	0.0
Change in Valuation	66.1	0.7
Net Transfers In (Out)	(50.0)	0.0
Ending Fair value	127.7	54.8
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	10.0	27.1
Calls/ Maturities/ Paydowns	0.0	(52.1)
Purchases	60.2	35.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	6.2	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	76.4	10.0
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	16.7	16.0
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	5.0	0.0
Sales	(5.0)	0.0
Net Realized (Gain)/Loss on Sales	(4.5)	0.0
Change in Valuation	22.2	0.7
Net Transfers In (Out)	0.0	0.0
Ending Fair value	34.4	16.7
Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	25.0	0.0
Calls/ Maturities/ Paydowns	0.0	25.0
Purchases	2.0	0.0
Sales	(6.0)	0.0
Net Realized (Gain)/Loss on Sales	(8.7)	0.0
Change in Valuation	37.7	0.0
Net Transfers In (Out)	(50.0)	0.0
Ending Fair value	0.0	25.0
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	3.1	0.3
Calls/ Maturities/ Paydowns	13.8	2.8
Purchases	0.0	0.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	$ 16.9	$ 3.1